Interest in Joint Venture - Additional Information (Detail)		12 Months Ended
	Feb. 23, 2024	Dec. 31, 2023
Consumidor Positivo Participaes S.A. [Member]
Disclosure of joint ventures [line items]
% of ownership interest		55.00%
Proportion of voting rights held in joint venture		50.00%
Proportion of preferred shares held in joint venture		100.00%
Proportion of voting rights and shares held in joint venture	50% of the voting share capital of the Joint Venture minus 1 share
R V [Member]
Disclosure of joint ventures [line items]
% of ownership interest		45.00%
Proportion of voting rights held in joint venture		50.00%
Proportion of voting rights and shares held in joint venture	50% of the voting share capital of the Joint Venture plus 1 share.